Significant Events - TransAlta Renewables Project Financing of New Brunswick (Details) $ in Millions					3 Months Ended	12 Months Ended
	Oct. 19, 2018 MW	Aug. 02, 2018 CAD ($)	Oct. 12, 2017 CAD ($)	Oct. 02, 2017 CAD ($)	Jun. 30, 2017 MW	Dec. 31, 2018 CAD ($) MW	Jul. 20, 2018	Dec. 31, 2017 CAD ($)
Investment [Line Items]
Notional amount						$ 3,234		$ 3,664
Restricted cash and cash equivalents						$ 0		30
Kent Hills 3 Wind Project
Investment [Line Items]
Increase in contractual power capacity (in megawatts) | MW	167					167
Kent Hills Wind L.P.
Investment [Line Items]
Interest rate						4.55%
Proportion of ownership interests held by non-controlling interests						17.00%
Restricted cash and cash equivalents						$ 31		30
Kent Hills Wind L.P. | Kent Hills 3 Wind Project
Investment [Line Items]
Increase in contractual power capacity (in megawatts) | MW					17.25
Kent Hills Wind L.P. | Kent Hills 3 Wind Project | Natural Forces Technologies Inc.
Investment [Line Items]
Proportion of ownership interests held by non-controlling interests				17.00%
Bond, 4.454%, November 2033 maturity | Kent Hills Wind L.P.
Investment [Line Items]
Notional amount				$ 260
Interest rate				4.454%
Unsecured debentures
Investment [Line Items]
Notional amount						651		$ 1,051
Interest rate		6.40%					6.40%
Redemption of unsecured debt		$ 425
Redemption of unsecured debt, premium		19
Redemption of unsecured debt, accrued interest		$ 6
Unsecured debentures | Canadian Hydro Developers Inc.
Investment [Line Items]
Redemption of unsecured debt			$ 201
Redemption of unsecured debt, principal						$ 191
Redemption of unsecured debt, premium			6
Redemption of unsecured debt, accrued interest			$ 4